Document and Entity Information	Jul. 30, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	MOLSON COORS BEVERAGE COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14829
Entity Tax Identification Number	84-0178360
Entity Address, Address Line One	P.O. Box 4030
Entity Address, Address Line Two	NH353
Entity Address, City or Town	Golden,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80401
City Area Code	303
Local Phone Number	927-2337
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000024545
CANADA
Entity Listings [Line Items]
Entity Address, Address Line One	1555 Notre Dame Street East
Entity Address, City or Town	Montréal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H2L 2R5
City Area Code	514
Local Phone Number	521-1786
Class A Common Stock, par value $0.01 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	TAP.A
Security Exchange Name	NYSE
Class B Common Stock, par value $0.01 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01
Trading Symbol	TAP
Security Exchange Name	NYSE
Senior Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2024
Trading Symbol	TAP
Security Exchange Name	NYSE